Income tax / (expense) (Tables)	6 Months Ended
Jun. 30, 2025
Income Tax [Abstract]
Disclosure of temporary difference, unused tax losses and unused tax credits [text block]
Summary of related offset deferred tax :

(in thousands of euro)	June 30, 2025	June 30, 2024

Deferred tax assets / Tax losses carryforwards	9,570	8,466
Deferred tax assets / Provision for defined benefit obligation	667	617
Deferred tax assets / Others	27	39
Deferred Tax assets	10,264	9,123
Deferred tax liabilities / Deferred revenue	9,653	8,413
Deferred tax liabilities / Lease contract (IFRS 16 application)	472	521
Deferred tax assets / Tax amortization	133	188
Deferred tax liabilities / Other	6	—
Deferred Tax liabilities	10,264	9,123
Accordingly, net deferred tax assets not recognized are :

(in thousands of euro)	June 30, 2025	June 30, 2024

Deferred tax assets / Tax losses carryforwards - France	124,620	112,427
Deferred tax assets / Tax losses carry forwards - US	2,466	2,714
Deferred Tax assets / Tax losses carryforwards	127,086	115,141